Net Loss Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Loss Per Share [Abstract]
Incremental weighted average number of ordinary shares not considered in computation of diluted net loss per share	19,900,589	21,646,232	18,420,993